UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN SMALL/MID-CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small/Mid Cap Growth Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Consumer Discretionary - 22.9%
Advertising Agencies - 3.1%
Lamar Advertising Co.(a)	174,300	$6,487,446
National CineMedia, Inc.	385,170	7,333,637

		13,821,083

Auto Parts - 1.5%
LKQ Corp.(a)	317,900	6,694,974

Diversified Retail - 1.8%
Dollar Tree, Inc.(a)	134,100	8,142,552

Education Services - 1.4%
Strayer Education, Inc.	26,600	6,466,992

Hotel/Motel - 2.7%
Orient-Express Hotels Ltd.-Class A(a)	452,300	6,173,895
Wyndham Worldwide Corp.	230,300	6,174,343

		12,348,238

Household Furnishings - 1.8%
Tempur-Pedic International, Inc.(a)	243,800	8,216,060

Printing and Copying Services - 1.4%
VistaPrint NV(a)	120,390	6,209,716

Restaurants - 2.4%
Chipotle Mexican Grill, Inc.-Class A(a)	40,700	5,490,837
Panera Bread Co. - Class A(a)	67,800	5,284,332

		10,775,169

Specialty Retail - 4.4%
CarMax, Inc.(a)	218,800	5,375,916
Dick’s Sporting Goods, Inc.(a)	249,900	7,274,589
NetFlix, Inc.(a)	69,800	6,894,146

		19,544,651

Textiles, Apparel & Shoes - 2.4%
Carter’s, Inc.(a)	182,200	5,870,484
J Crew Group, Inc.(a)	108,200	5,028,054

		10,898,538

		103,117,973

Technology - 19.1%
Communications Technology - 1.2%
Riverbed Technology, Inc.(a)	169,400	5,249,706

Computer Services, Software & Systems - 10.4%
AsiaInfo Holdings, Inc.(a)	100,800	2,863,728
Blue Coat Systems, Inc.(a)	220,600	7,176,118
Concur Technologies, Inc.(a)	84,700	3,549,777
F5 Networks, Inc.(a)	85,300	5,837,079
Informatica Corp.(a)	234,800	5,872,348
Red Hat, Inc.(a)	173,540	5,183,640
SolarWinds, Inc.(a)	204,900	3,802,944
Sybase, Inc.(a)	117,100	5,079,798

TIBCO Software, Inc.(a)	665,500	7,586,700

		46,952,132

Production Technology Equipment - 1.2%
Teradyne, Inc.(a)	454,300	5,556,089

Semiconductors & Component - 5.4%
Atheros Communications, Inc.(a)	97,900	3,802,436
Fairchild Semiconductor International, Inc.(a)	382,400	4,290,528
Hittite Microwave Corp.(a)	77,900	3,994,712
Netlogic Microsystems, Inc.(a)	74,300	2,315,931
ON Semiconductor Corp.(a)	545,300	4,329,682
Skyworks Solutions, Inc.(a)	322,000	5,422,480

		24,155,769

Telecommunications Equipment - 0.9%
SBA Communications Corp.-Class A(a)	115,800	4,095,846

		86,009,542

Health Care - 19.1%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc.(a)	95,600	5,246,528
Dendreon Corp.(a)	54,200	2,938,724
Human Genome Sciences, Inc.(a)	118,900	3,292,341
Onyx Pharmaceuticals, Inc.(a)	104,500	3,016,915
Regeneron Pharmaceuticals, Inc.(a)	88,200	2,251,746
Seattle Genetics, Inc.(a)	106,800	1,345,680

		18,091,934

Health Care Management Services - 2.4%
Centene Corp.(a)	97,100	2,223,590
Magellan Health Services, Inc.(a)	125,500	5,297,355
SXC Health Solutions Corp.(a)	50,200	3,498,940

		11,019,885

Health Care Services - 2.9%
Emergency Medical Services Corp.(a)	119,200	6,303,296
HMS Holdings Corp.(a)	130,000	6,955,000

		13,258,296

Medical & Dental Instruments & Supplies - 4.4%
Align Technology, Inc.(a)	286,600	4,866,468
Edwards Lifesciences Corp.(a)	41,200	4,246,896
NuVasive, Inc.(a)	94,700	3,939,520
ResMed, Inc.(a)	95,400	6,528,222

		19,581,106

Medical Equipment - 1.0%
Sirona Dental Systems, Inc.(a)	104,400	4,352,436

Pharmaceuticals - 4.4%
Ironwood Pharmaceuticals, Inc.(a)	128,700	1,662,804
Medicis Pharmaceutical Corp.	159,400	4,045,572
QIAGEN NV(a)	242,600	5,543,410
United Therapeutics Corp.(a)	84,100	4,784,449

Vertex Pharmaceuticals, Inc.(a)	92,900	3,601,733

		19,637,968

		85,941,625

Producer Durables - 15.1%
Commercial Services - 1.1%
Robert Half International, Inc.	184,300	5,046,134

Machinery: Industrial - 2.7%
Actuant Corp.-Class A	254,900	5,844,857
Joy Global, Inc.	109,800	6,237,738

		12,082,595

Machinery: Specialty - 1.4%
Bucyrus International, Inc.-Class A	99,500	6,269,495

Machinery: Tools - 1.5%
Lincoln Electric Holdings, Inc.	110,400	6,617,376

Railroads - 1.0%
Genesee & Wyoming, Inc.-Class A(a)	121,600	4,754,560

Scientific Instruments: Control & Filter - 1.1%
IDEX Corp.	147,500	4,956,000

Scientific Instruments: Electrical - 3.1%
AMETEK, Inc.	163,700	7,080,025
Baldor Electric Co.	183,250	7,038,632

		14,118,657

Shipping - 0.9%
Kirby Corp.(a)	94,000	3,955,520

Transportation Miscellaneous - 1.2%
Expeditors International of Washington, Inc.	131,700	5,365,458

Truckers - 1.1%
Knight Transportation, Inc.	224,500	4,779,605

		67,945,400

Financial Services - 8.9%
Asset Management & Custodian - 1.3%
Affiliated Managers Group, Inc.(a)	68,300	5,749,494

Banks: Diversified - 0.6%
Iberiabank Corp.	41,300	2,545,732

Banks: Savings, Thrift & Mortgage Lending - 1.0%
People’s United Financial, Inc.	280,400	4,354,612

Diversified Financial Services - 3.6%
Greenhill & Co., Inc.	69,200	6,081,988
Lazard Ltd.-Class A	112,000	4,329,920
Stifel Financial Corp.(a)	102,100	5,853,393

		16,265,301

Financial Data & Systems - 2.4%
Alliance Data Systems Corp.(a)	75,800	5,689,548
Cybersource Corp.(a)	200,800	5,156,544

		10,846,092

		39,761,231

Energy - 5.9%
Oil Well Equipment & Services - 3.7%
Complete Production Services, Inc.(a)	260,500	3,930,945
FMC Technologies, Inc.(a)	77,000	5,212,130
Oceaneering International, Inc.(a)	57,300	3,753,150
Superior Energy Services, Inc.(a)	133,000	3,598,980

		16,495,205

Oil: Crude Producers - 2.2%
Cabot Oil & Gas Corp.	95,500	3,450,415
Concho Resources, Inc.(a)	72,400	4,113,768
Newfield Exploration Co.(a)	43,700	2,542,903

		10,107,086

		26,602,291

Materials & Processing - 5.1%
Building Materials - 1.1%
Simpson Manufacturing Co., Inc.	147,200	5,003,328

Chemicals: Diversified - 1.8%
Airgas, Inc.	29,200	1,852,740
Solutia, Inc.(a)	356,900	6,281,440

		8,134,180

Diversified Materials & Processing - 1.2%
Hexcel Corp.(a)	334,400	5,417,280

Metal Fabricating - 1.0%
Valmont Industries, Inc.	52,700	4,389,383

		22,944,171

Consumer Staples - 1.0%
Beverage: Soft Drinks - 1.0%
Green Mountain Coffee Roasters, Inc.(a)	61,300	4,454,058

Utilities - 0.8%
Utilities: Telecommunications - 0.8%
tw telecom, Inc.(a)	200,400	3,567,120

Total Common Stocks (cost $309,818,835)		440,343,411

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15%(b) (cost $5,896,718)	5,896,718	5,896,718

Total Investments - 99.2% (cost $315,715,553)(c)		446,240,129
Other assets less liabilities - 0.8%		3,417,525

Net Assets - 100.0%		$449,657,654

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	As of April 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $132,451,946 and gross unrealized depreciation of investments was $(1,927,370), resulting in net unrealized appreciation of $130,524,576.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Small/Mid Cap Growth Fund

April 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$440,343,411	$—	$—	$440,343,411
Short-Term Investments	5,896,718	—	—	5,896,718

Total Investments in Securities	446,240,129	—	—	446,240,129
Other Financial Instruments*	—	—	—	—

Total	$446,240,129	$—	$—	$446,240,129

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Small/Mid-Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2010